Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plan No. 003
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy
The following tables set forth by level, within the fair value hierarchy, the Plan’s non-Master Trust investments at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Money market funds	$136,705,397	$—	$—	$136,705,397
Mutual funds	6,244,246,670	—	—	6,244,246,670
Collective investment funds	—	50,945,912,528	—	50,945,912,528
Common and preferred stocks	7,530,127,312	—	—	7,530,127,312

Total non-Master Trust investments	$13,911,079,379	$50,945,912,528	$—	$64,856,991,907

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Money market funds	$166,780,638	$—	$—	$166,780,638
Mutual funds	5,867,729,542	—	—	5,867,729,542
Collective investment funds	—	43,908,119,299	—	43,908,119,299
Common and preferred stocks	6,598,908,145	—	—	6,598,908,145

Total non-Master Trust investments	$12,633,418,325	$43,908,119,299	$—	$56,541,537,624